INSURANCE CONTRACTS (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	$ 2,112	$ 1,825
Changes that relate to current service:
Contractual service margin recognized for services provided	(177)	(172)
Change in risk adjustment recognized for the risk expired	(39)	(32)
Experience adjustments	3	(4)
Changes that relate to future service:
Contracts initially recognized in the period	0	0
Changes in estimates that adjust the contractual service margin	0	0
Changes that relate to past services:
Adjustments to liabilities for incurred claims	4	(10)
Insurance finance income/(expenses)	45	43
Foreign currency translation	(73)	105
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(237)	(70)
Premiums received	330	301
Claims and other insurance service expenses paid	(31)	(22)
Insurance acquisition cash flows	(36)	(34)
Insurance liabilities at the end	2,138	2,000
Estimates of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	478	381
Changes that relate to current service:
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	3	(4)
Changes that relate to future service:
Contracts initially recognized in the period	(233)	(213)
Changes in estimates that adjust the contractual service margin	22	1
Changes that relate to past services:
Adjustments to liabilities for incurred claims	2	(10)
Insurance finance income/(expenses)	12	12
Foreign currency translation	(18)	23
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(212)	(191)
Premiums received	330	301
Claims and other insurance service expenses paid	(31)	(22)
Insurance acquisition cash flows	(36)	(34)
Insurance liabilities at the end	529	435
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	559	446
Changes that relate to current service:
Contractual service margin recognized for services provided	0	0
Change in risk adjustment recognized for the risk expired	(39)	(32)
Experience adjustments	0	0
Changes that relate to future service:
Contracts initially recognized in the period	67	60
Changes in estimates that adjust the contractual service margin	5	(21)
Changes that relate to past services:
Adjustments to liabilities for incurred claims	2	0
Insurance finance income/(expenses)	13	13
Foreign currency translation	(20)	25
Increase (decrease) through insurance service result, insurance contracts liability (asset)	28	45
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance liabilities at the end	587	491
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance liabilities at the beginning	1,075	998
Changes that relate to current service:
Contractual service margin recognized for services provided	(177)	(172)
Change in risk adjustment recognized for the risk expired	0	0
Experience adjustments	0	0
Changes that relate to future service:
Contracts initially recognized in the period	166	153
Changes in estimates that adjust the contractual service margin	(27)	20
Changes that relate to past services:
Adjustments to liabilities for incurred claims	0	0
Insurance finance income/(expenses)	20	18
Foreign currency translation	(35)	57
Increase (decrease) through insurance service result, insurance contracts liability (asset)	(53)	76
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Insurance liabilities at the end	$ 1,022	$ 1,074